Insurance (Details 1) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Insurance [Abstract]
Excess death and annuitization	$ 213	$ 197
Guaranteed withdrawal benefits	151	71
Accrued persistency and premium bonuses	$ 14	$ 15